INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$4,186	$6,118	$3,838

Intangible amortization expense was $0.3 million, $0.3 million and $0.5 million in 2016, 2015 and 2014, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2016, follows:

(In thousands)
2017	$346
2018	346
2019	346
2020	346
2021	346
2022 and thereafter	202
Total	$1,932